Other assets (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of detailed information about other assets

	As at March 31,
	2019		2020
Non-current
Prepaid expenses	₹	6,323	₹	4,535
Costs to obtain contract*		4,212		4,030
Costs to fulfil contract		—		305
Others		5,337		3,065

	₹	15,872	₹	11,935
Current
Prepaid expenses	₹	12,148	₹	9,876
Due from officers and employees		871		310
Advance to suppliers		3,247		3,121
Balance with GST and other authorities		5,543		7,805
Costs to obtain contract*		1,170		1,258
Others		107		135

	₹	23,086	₹	22,505

	₹	38,958	₹	34,440

*	Amortization during the year ended March 31, 2019 and 2020 amounting to ₹ 934 and ₹ 1,237 respectively.